UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):  February 16, 2016

LSREF2 Chalk Depositor, LLC
Name of Securitizer

Commission File Number of securitizer:  025-00406

Central Index Key Number of securitizer:  0001528784

Marc L. Lipshy, President, (214) 754-8430
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____

Central Index Key Number of issuing entity (if applicable): _____

Central Index Key Number of underwriter (if applicable): _____

_______________________________________________
 (Exact name of issuing entity as specified in its charter)

_______________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

LSREF2 Chalk Depositor, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  LSTAR Commercial Mortgage Trust 2011-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LSREF2 Chalk Depositor, LLC (Securitizer)

By:	/s/ Marc L. Lipshy
Name: Marc L. Lipshy
Title: President

Date:  February 16, 2016